ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Accounts payable	1,402,546	1,382,519
Accrued liabilities	1,040,914	1,183,259
Interest payable	65,409	115,218
	2,508,869	2,680,996